Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.355680%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	2.57263%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,335,259.12

Principal:
Principal Collections	$27,910,857.62
Prepayments in Full	$12,333,710.47
Liquidation Proceeds	$693,698.60
Recoveries	$54,356.83
Sub Total	$40,992,623.52
Collections	$44,327,882.64

Purchase Amounts:
Purchase Amounts Related to Principal	$163,824.36
Purchase Amounts Related to Interest	$363.81
Sub Total	$164,188.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,492,070.81

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	12
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$44,492,070.81
Servicing Fee	$972,577.49	$972,577.49	$0.00	$0.00	$43,519,493.32
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$43,519,493.32
Interest - Class A-2a Notes	$336,620.39	$336,620.39	$0.00	$0.00	$43,182,872.93
Interest - Class A-2b Notes	$236,369.34	$236,369.34	$0.00	$0.00	$42,946,503.59
Interest - Class A-3 Notes	$1,381,957.75	$1,381,957.75	$0.00	$0.00	$41,564,545.84
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$41,221,764.84
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,221,764.84
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$41,093,498.17
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,093,498.17
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$41,004,021.50
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,004,021.50
Regular Principal Payment	$37,753,518.74	$37,753,518.74	$0.00	$0.00	$3,250,502.76
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,250,502.76
Residual Released to Depositor	$0.00	$3,250,502.76	$0.00	$0.00	$0.00
Total		$44,492,070.81

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$37,753,518.74
Total					$37,753,518.74
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$22,117,858.09	$69.49	$336,620.39	$1.06	$22,454,478.48	$70.55
Class A-2b Notes	$15,635,660.65	$69.49	$236,369.34	$1.05	$15,872,029.99	$70.54
Class A-3 Notes	$0.00	$0.00	$1,381,957.75	$2.53	$1,381,957.75	$2.53
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$37,753,518.74	$23.91	$2,515,471.82	$1.59	$40,268,990.56	$25.50

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$155,963,113.63	0.4900186	$133,845,255.54	0.4205268
Class A-2b Notes	$110,254,180.50	0.4900186	$94,618,519.85	0.4205268
Class A-3 Notes	$547,310,000.00	1.0000000	$547,310,000.00	1.0000000
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$1,022,637,294.13	0.6477102	$984,883,775.39	0.6237982

Pool Information
Weighted Average APR	3.383%	3.374%
Weighted Average Remaining Term	47.68	46.83
Number of Receivables Outstanding	50,688	49,754
Pool Balance	$1,167,092,993.62	$1,125,280,508.54
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,067,225,523.44	$1,029,392,929.59
Pool Factor	0.6754011	0.6512041

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$95,887,578.95
Targeted Overcollateralization Amount	$140,396,733.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$140,396,733.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		113	$710,394.03
(Recoveries)		53	$54,356.83
Net Loss for Current Collection Period			$656,037.20
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6745%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6939%
Second Prior Collection Period			0.4810%
Prior Collection Period			0.5708%
Current Collection Period			0.6868%
Four Month Average (Current and Prior Three Collection Periods)			0.6081%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1527	$5,103,616.00
(Cumulative Recoveries)			$301,336.11
Cumulative Net Loss for All Collection Periods			$4,802,279.89
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2779%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,342.25
Average Net Loss for Receivables that have experienced a Realized Loss			$3,144.91

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.75%	334	$8,458,945.22
61-90 Days Delinquent	0.09%	35	$970,836.82
91-120 Days Delinquent	0.03%	14	$390,347.26
Over 120 Days Delinquent	0.03%	11	$295,795.69
Total Delinquent Receivables	0.90%	394	$10,115,924.99

Repossession Inventory:
Repossessed in the Current Collection Period		28	$873,681.98
Total Repossessed Inventory		44	$1,332,176.34

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1432%
Prior Collection Period			0.1184%
Current Collection Period			0.1206%
Three Month Average			0.1274%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1473%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	12

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer